Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		$ 94	$ 160
Interest bearing cash		77	25
Foreign currency contracts		7	25
Equity securities - Domestic equities		8,299	8,319
Equity securities - International equities		4,394	4,287
Fixed income securities - Asset-backed securities		399	404
Fixed income securities - Mortgage-backed securities		838	792
Fixed income securities - Collateralized mortgage-backed securities		208	278
Fixed income securities - Collateralized mortgage obligations/REMICS		269	345
Fixed income securities - Corporate and other fixed income instruments and funds		8,557	8,382
Fixed income securities - Government and municipal bonds		4,969	4,570
Real estate and real assets		2,273	2,062
Securities lending collateral		2,184	4,050
Receivable for variation margin		8	13
Purchased options		1
Assets at fair value		32,577	33,712
Investments sold short and other liabilities at fair value		(654)	(836)
Total plan net assets at fair value		31,923	32,876
Assets held at net asset value practical expedient
Private equity funds		4,648	4,926
Real estate funds		2,392	2,295
Commingled funds		5,721	5,854
Total assets held at net asset value practical expedient		12,761	13,075
Other assets (liabilities)	[1]	(2,074)	(3,756)
Total Plan Net Assets		42,610	42,195
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		94	160
Interest bearing cash		0	0
Foreign currency contracts		0	0
Equity securities - Domestic equities		8,299	8,315
Equity securities - International equities		4,389	4,287
Fixed income securities - Asset-backed securities		0	0
Fixed income securities - Mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage obligations/REMICS		0	0
Fixed income securities - Corporate and other fixed income instruments and funds		75	65
Fixed income securities - Government and municipal bonds		80	75
Real estate and real assets		0	0
Securities lending collateral		207	512
Receivable for variation margin		8	13
Purchased options		0
Assets at fair value		13,152	13,427
Investments sold short and other liabilities at fair value		(643)	(824)
Total plan net assets at fair value		12,509	12,603
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		0	0
Interest bearing cash		77	25
Foreign currency contracts		7	25
Equity securities - Domestic equities		0	4
Equity securities - International equities		0	0
Fixed income securities - Asset-backed securities		399	403
Fixed income securities - Mortgage-backed securities		838	792
Fixed income securities - Collateralized mortgage-backed securities		208	278
Fixed income securities - Collateralized mortgage obligations/REMICS		269	345
Fixed income securities - Corporate and other fixed income instruments and funds		8,442	8,274
Fixed income securities - Government and municipal bonds		4,889	4,495
Real estate and real assets		0	0
Securities lending collateral		1,977	3,538
Receivable for variation margin		0	0
Purchased options		1
Assets at fair value		17,107	18,179
Investments sold short and other liabilities at fair value		(7)	(12)
Total plan net assets at fair value		17,100	18,167
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		0	0
Interest bearing cash		0	0
Foreign currency contracts		0	0
Equity securities - Domestic equities		0	0
Equity securities - International equities		5	0
Fixed income securities - Asset-backed securities		0	1
Fixed income securities - Mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage obligations/REMICS		0	0
Fixed income securities - Corporate and other fixed income instruments and funds		40	43
Fixed income securities - Government and municipal bonds		0	0
Real estate and real assets		2,273	2,062
Securities lending collateral		0	0
Receivable for variation margin		0	0
Purchased options		0
Assets at fair value		2,318	2,106
Investments sold short and other liabilities at fair value		(4)	0
Total plan net assets at fair value		2,314	2,106
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		768	1,512
Foreign currencies		6	4
Equity securities - Domestic equities		1,185	1,196
Equity securities - International equities		898	871
Fixed income securities - Asset-backed securities		37	37
Fixed income securities - Collateralized mortgage-backed securities		121	133
Fixed income securities - Collateralized mortgage obligations/REMICS		34	45
Fixed income securities - Corporate and other fixed income instruments and funds		429	378
Fixed income securities - Government and municipal bonds		679	617
Securities lending collateral		128	195
Futures Contracts			1
Total plan net assets at fair value		4,285	4,989
Assets held at net asset value practical expedient
Private equity funds		118	155
Real estate funds		61	81
Commingled funds		1,667	1,682
Total assets held at net asset value practical expedient		1,846	1,918
Other assets (liabilities)	[1]	(210)	(236)
Total Plan Net Assets		5,921	6,671
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		175	220
Foreign currencies		6	4
Equity securities - Domestic equities		1,178	1,187
Equity securities - International equities		896	869
Fixed income securities - Asset-backed securities		0	0
Fixed income securities - Collateralized mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage obligations/REMICS		0	0
Fixed income securities - Corporate and other fixed income instruments and funds		0	0
Fixed income securities - Government and municipal bonds		20	0
Securities lending collateral		0	6
Futures Contracts			1
Total plan net assets at fair value		2,275	2,287
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		593	1,292
Foreign currencies		0	0
Equity securities - Domestic equities		7	9
Equity securities - International equities		2	2
Fixed income securities - Asset-backed securities		33	35
Fixed income securities - Collateralized mortgage-backed securities		108	120
Fixed income securities - Collateralized mortgage obligations/REMICS		32	45
Fixed income securities - Corporate and other fixed income instruments and funds		422	378
Fixed income securities - Government and municipal bonds		659	617
Securities lending collateral		128	189
Futures Contracts			0
Total plan net assets at fair value		1,984	2,687
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		0	0
Foreign currencies		0	0
Equity securities - Domestic equities		0	0
Equity securities - International equities		0	0
Fixed income securities - Asset-backed securities		4	2
Fixed income securities - Collateralized mortgage-backed securities		13	13
Fixed income securities - Collateralized mortgage obligations/REMICS		2	0
Fixed income securities - Corporate and other fixed income instruments and funds		7	0
Fixed income securities - Government and municipal bonds		0	0
Securities lending collateral		0	0
Futures Contracts			0
Total plan net assets at fair value		$ 26	$ 15

[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.